Risk management - Foreign exchange risk (Detail) ₽ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)
Disclosure of risk management
Cash and cash equivalents | ₽			₽ 18,406		₽ 40,966
Cash received upon last public offering
Disclosure of risk management
Proceeds from issuance of shares | $	$ 89
Cash and cash equivalents | $				$ 30
Foreign exchange (loss) gain | ₽		₽ 433	₽ (236)